Common shares - Narrative (Details)	1 Months Ended		6 Months Ended
	Jul. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 shares $ / shares	Jun. 30, 2019 USD ($) shares $ / shares	Jun. 30, 2018 shares	Feb. 01, 2019 $ / shares shares	Dec. 31, 2017 shares
2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)					86,977
Common stock, par value (in dollars per share) | $ / shares					$ 0.01
Restricted Stock [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement		3,359,887	3,377,849
Number of shares issued			220,250
Weighted average grant date fair value, granted (in USD per share) | $			$ 24.93
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	230,170		112,750
Weighted average grant date fair value, granted (in USD per share) | $	$ 26
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | First vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Second vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Third vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			107,500
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | First vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage			33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Second vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage		33.00%	33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Third vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage		33.00%	33.00%
Common stock [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		51,397,562	51,615,220
Common stock, shares issued (in shares)		51,397,562	51,615,220
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Common stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)	134,893
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Restricted Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			221,900	114,400
NPTI [Member]
Disclosure of classes of share capital [line items]
Price per share (in USD per share) | $ / shares		$ 40.20
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		51,397,562	51,615,220	33,162,999		32,650,754
Number of shares issued			220,250	512,245